Employee termination benefits - (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Employee termination benefits			$ 0.6	$ 3.1	$ 5.9
One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Employee termination benefits	$ 0.1	$ 0.0
Total employee termination benefits	$ 0.1